Shareholders' equity and share-based payments - Employee reserved capital increases (Details) - Capital increase reserved for employees	12 Months Ended
Dec. 31, 2017 item
Share-based payments
Period over which shares may not be transferred	5 years
Number of steps in valuation method of non transferability of the shares	2
Forward sale period	5 years